Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated March 31, 2023 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 29, 2022, as supplemented
Addition of Sub‑Advisers
Pursuant to action taken by the Board of Trustees of the Fund, Fort Baker Capital Management LP and Merritt Point Partners LLC will each serve as a discretionary sub‑adviser to the Fund.
Effective immediately, the Fund’s Prospectus is revised as follows:
The list of sub‑advisers to the Fund in the “Fund Summary—Principal Investment Strategies” section of the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy
Aperture Investors, LLC	Equity Hedge Strategies
Bayforest Capital Limited	Multi-Strategy Strategies
Bayview Asset Management, LLC	Relative Value Strategies
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies
Caspian Capital LP	Event-Driven Strategies
Clear Sky Advisers, LLC	Macro Strategies
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Endeavour Capital Advisors Inc.	Equity Hedge Strategies
Fir Tree Capital Management LP	Relative Value Strategies
Fort Baker Capital Management LP	Event-Driven Strategies
Jasper Capital Hong Kong Limited	Equity Hedge Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Mariner Investment Group, LLC	Relative Value Strategies
Melqart Asset Management (UK) Limited	Macro Strategies
Merritt Point Partners LLC	Macro Strategies
Mesarete Capital LLP	Relative Value Strategies
Nephila Capital Ltd.	Event-Driven Strategies
North Reef Capital Management LP	Equity Hedge Strategies
Sage Rock Capital Management LP	Event-Driven Strategies
Seiga Asset Management Limited	Equity Hedge Strategies
Seven Grand Managers LLC	Event-Driven Strategies
TrailStone Commodity Trading US, LLC	Macro Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies
The list of sub‑advisers to the Fund in the “Fund Summary—Management of the Fund” section in the Prospectus is deleted in its entirety and replaced with the following:
Discretionary Sub‑Advisers:
Aperture Investors, LLC
Bayforest Capital Limited
Bayview Asset Management, LLC

Blackstone Liquid Credit Strategies LLC
Blackstone Real Estate Special Situations Advisors L.L.C.
Caspian Capital LP
Clear Sky Advisers, LLC
D. E. Shaw Investment Management, L.L.C.
Emso Asset Management Limited
Endeavour Capital Advisors Inc.
Fir Tree Capital Management LP
Fort Baker Capital Management LP
Jasper Capital Hong Kong Limited
Magnetar Asset Management LLC
Mariner Investment Group, LLC
Melqart Asset Management (UK) Limited
Merritt Point Partners LLC
Mesarete Capital LLP
Nephila Capital Ltd.
North Reef Capital Management LP
Sage Rock Capital Management LP
Seiga Asset Management Limited
Seven Grand Managers LLC
TrailStone Commodity Trading US, LLC
Two Sigma Advisers, LP
Waterfall Asset Management, LLC
The following disclosure is added to the list of sub‑strategies under the “Macro Strategies” heading in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section in the Prospectus:

➣
Commodity—Multi Strategies, which are reliant on the fundamental evaluation of market data, relationships, and influences as they pertain primarily to commodity markets, including positions in energy, agriculture, resources, or metal assets. Portfolio positions typically are predicated on the evolution of investment themes the investment manager expects to materialize over a relevant timeframe, which in many cases contain contrarian or volatility focused components. Investment managers also may trade actively in developed and emerging markets, including equity markets, fixed income and interest rate markets, and/or currency markets, frequently employing spread trades to isolate differentials in current and expected values.

The list of sub‑advisers to the Fund in the “More on the Fund’s Investment Strategies, Investments, and Risks—Investment Strategy” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub‑Advisers	Principal Strategy	Principal Sub‑Strategy
Aperture Investors, LLC	Equity Hedge Strategies	Equity Long/Short
Bayforest Capital Limited	Multi-Strategy Strategies	N/A
Bayview Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Liquid Credit Strategies LLC	Relative Value Strategies	Fixed Income – Asset Backed
Blackstone Real Estate Special Situations Advisors L.L.C.	Relative Value Strategies	Fixed Income – Asset Backed
Caspian Capital LP	Event-Driven Strategies	Distressed/Restructuring
Clear Sky Advisers, LLC	Macro Strategies	Commodity – Energy
D. E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies	N/A
Emso Asset Management Limited	Macro Strategies	Discretionary Thematic
Endeavour Capital Advisors Inc.	Equity Hedge Strategies	Equity Long/Short
Fir Tree Capital Management LP	Relative Value Strategies	Fixed Income – Corporate
Fort Baker Capital Management LP	Event-Driven Strategies	Event Driven Multi-Strategy
Jasper Capital Hong Kong Limited	Equity Hedge Strategies	Quantitative Directional

Discretionary Sub‑Advisers	Principal Strategy	Principal Sub‑Strategy
Magnetar Asset Management LLC	Event-Driven Strategies	Risk Arbitrage Strategies
Mariner Investment Group, LLC	Relative Value Strategies	Fixed Income – Asset Backed
Melqart Asset Management (UK) Limited	Macro Strategies	Discretionary Thematic
Merritt Point Partners LLC	Macro Strategies	Commodity – Multi
Mesarete Capital LLP	Relative Value Strategies	Fixed Income – Sovereign
Nephila Capital Ltd.	Event-Driven Strategies	Reinsurance
North Reef Capital Management LP	Equity Hedge Strategies	Equity Long/Short
Sage Rock Capital Management LP	Event-Driven Strategies	Event-Driven Multi-Strategy
Seiga Asset Management Limited	Equity Hedge Strategies	Equity Long/Short
Seven Grand Managers LLC	Event-Driven Strategies	Event-Driven Multi-Strategy
TrailStone Commodity Trading US, LLC	Macro Strategies	Commodity – Energy
Two Sigma Advisers, LP	Equity Hedge Strategies	Equity Market Neutral
Waterfall Asset Management, LLC	Relative Value Strategies	Fixed Income – Asset Backed
The following disclosure is added to the “More on Fund Management—Adviser and Sub‑Advisers—Sub‑Advisers” section in the Prospectus:

•
Fort Baker Capital Management LP (“Fort Baker”), located at 700 Larkspur Landing Circle Suite 275, Larkspur, CA 94939, is an investment adviser registered with the SEC. Fort Baker may manage a portion of the Fund’s assets using Event-Driven Strategies. Founded in 2015, Fort Baker has approximately $440 million in assets under management as of February 28, 2023.

•
Merritt Point Partners LLC (“Merritt Point”), located at 1999 Harrison Street, Suite 1800, Oakland, CA 94612, is a commodity trading advisor registered with the CFTC. Merritt Point may manage a portion of the Cayman Subsidiary’s assets using Macro Strategies. Founded in 2018, Merritt Point has approximately $102.7 million in assets under management as of February 28, 2023.

Shareholders should retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated March 31, 2023 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Statement of Additional Information, dated July 29, 2022, as supplemented

Addition of Sub-Advisers

Pursuant to action taken by the Board of Trustees of the Fund, Fort Baker Capital Management LP and Merritt Point Partners LLC will each serve as a discretionary sub-adviser to the Fund.

Effective immediately, the following disclosure is added to the section “Investment Management and Other Services—The Sub-Advisers” in the Statement of Additional Information:

•	Fort Baker Capital Management LP (“Fort Baker”). The principal owner of Fort Baker is Steve Pigott.

•	Merritt Point Partners LLC (“Merritt Point”). The principal owner of Merritt Point is Jeffrey Baird.

Sub-Adviser Proxy Voting Policy

Effective immediately, the following disclosure is added to Appendix A to the Statement of Additional Information:

Summary of Proxy Voting Policy for Fort Baker Capital Management LP

Fort Baker Capital Management LP (“Fort Baker” or the “Firm”), as a fiduciary of its Clients, must act to maximize the value of the accounts it manages. Under its fiduciary duties of care and loyalty the Firm must monitor corporate actions and act reasonably to vote proxies in the best interests of its Clients.

Rule 206(4)-6 under the Advisers Act requires that an adviser that exercises voting authority over client securities:

•	adopt and implement written proxy voting procedures reasonably designed to ensure that its voting is in the best interests of clients,

•	address in such policies and procedures how the adviser will manage any conflicts of interest that might otherwise affect its proxy voting decisions,

•	provide a summary of such procedures to clients, and

•	offer to provide the full procedures upon request and inform clients how they can obtain information about how their securities were voted.

Introduction

Rule 206(4)-6 of the Advisers Act (the “Proxy Rule”) requires a registered investment adviser that exercises voting authority with respect to client securities to: (i) adopt written policies reasonably designed to ensure that the investment adviser votes in the best interest of its clients and addresses how the investment adviser will deal with material conflicts of interest that may arise between the investment adviser and its clients; (ii) disclose to its clients information about such policies and procedures; and (iii) upon request provide information on how proxies were voted.

Corporate Action and Proxy Voting Policy

Fort Baker’s policy is to comply with the Proxy Rule and act solely in the best interest of the Client when exercising its voting authority. The Firm determines whether and how to vote corporate actions and proxies on a case-by-case basis and will apply the following guidelines, as applicable:

•	Attempt to consider all aspects of the vote that could affect the value of the issuer or that of the Client;

•	Vote in a manner that it believes is consistent with the Client’s stated objectives; and

•	Generally, vote in accordance with the recommendation of the issuing company’s management on routine and administrative matters, unless the Firm has a particular reason to vote to the contrary.

Conflicts of Interest

Fort Baker will not put its own interests ahead of those of any Client and will resolve any possible conflicts between its interests and those of the Client in favor of the Client. In the event that a potential conflict of interest arises, the Firm will vote on a case-by-case basis and undertake the following analysis.

A conflict of interest will be considered material to the extent that it is determined that the conflict has the potential to influence the Firm’s decision making in voting the proxy. If such a material conflict is deemed to exist, the Firm will refrain completely from exercising its discretion with respect to voting the proxy and will instead refer that vote to an outside service for its independent consideration. If it is determined that any such conflict or potential conflict is not material, the Firm may vote the proxy.

Voting Information and Recordkeeping

Under the Books and Records Rule, Fort Baker must retain: (i) its voting policies and procedures; (ii) corporate action and proxy statements received; (iii) records of votes cast; (iv) records of its Client’s requests for voting information; and (v) any documents prepared by the Firm that were material to making a decision on how to vote. All votes will be documented and maintained by the Chief Compliance Officer (“CCO”).

Operating Procedures and Compliance Review

Fort Baker will vote proxies as it deems necessary or appropriate, on a case by case basis. Prior to voting, the CCO will make a determination as to whether a material conflict of interest exists and will either resolve the conflict or refer the proxy vote to an outside service for its independent consideration. The CCO will conduct a periodic review of the proxy voting records to ensure that proxies are properly voted and records are appropriately maintained.

Shareholders should retain this Supplement for future reference.